Property and Equipment, Net - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands		Sep. 30, 2024	Sep. 30, 2023
Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 2,009,806	$ 1,973,418
Less accumulated depreciation		(1,254,205)	(1,182,495)
Property and equipment, net	[1],[2]	755,601	790,923
Computers, Related Equipment and Software [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		1,317,993	1,294,574
Building, Building Improvements And Land [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	[3]	413,735	410,644
Leasehold Improvements [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		214,319	204,054
Furniture, Fixtures and Other [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 63,759	$ 64,146

[1]	Property and equipment, net
[2]	The decrease is primarily due to lower capitalization net of depreciation related to software for internal use, as the company expands its use of cloud-based applications
[3]	During fiscal year 2023, the Company occupied the campus in Ra'anana Israel and started the depreciation of the building and building improvements, please see also Note 2.